Stock options (Price In Canadian Dollars) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2016 CAD / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding and Exercisable	1,428
Weighted average remaining life (years)	4 years 7 months 2 days
Currency Canadian Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding and Exercisable	999
Weighted average remaining life (years)	1 year 4 months 6 days
Price In Canadian Dollars 1.62 [Member] | Currency Canadian Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | CAD / shares	CAD 1.62
Number Outstanding and Exercisable	17
Weighted average remaining life (years)	1 year 3 months 4 days
Price In Canadian Dollars 1.89 [Member] | Currency Canadian Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | CAD / shares	CAD 1.89
Number Outstanding and Exercisable	76
Weighted average remaining life (years)	1 year 4 months 20 days
Price In Canadian Dollars 2.43 [Member] | Currency Canadian Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price | CAD / shares	CAD 2.43
Number Outstanding and Exercisable	906
Weighted average remaining life (years)	1 year 4 months 6 days